Statements of Consolidated Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Variance of Stock Options Granted		$ 6.0
Transaction costs	$ 0.6